Condensed Consolidated Income Statements (Unaudited) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Depreciation and amortization included in cost of sales	$ 72,000,000	$ 27,000,000